FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$231,096,061	$—	$—	$231,096,061
Common stock fund	62,318,090	—	—	62,318,090
Total investments categorized within fair value hierarchy	$293,414,151	$—	$—	$293,414,151
Investments measured at net asset value:
Common/collective trusts*				321,638,040
Total investments at fair value				$615,052,191
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$202,232,517	$—	$—	$202,232,517
Common stock fund	57,362,704	—	—	57,362,704
Total investments categorized within fair value hierarchy	$259,595,221	$—	$—	$259,595,221
Investments measured at net asset value:
Common/collective trusts*				274,902,054
Total investments at fair value				$534,497,275
*    These funds are measured at fair value using the net asset value per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits. The common/collective trusts provide for daily redemption by the Plan at reported NAV, provided notice is received at Vanguard before 4:00 pm Eastern time on days the market is open. Additionally, there are no unfunded commitments.